Note 20 - Financial Instruments	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Financial Instruments Disclosure [Text Block]
20.	FINANCIAL INSTRUMENTS

Information on the Company’s financial instruments was as follows:

(In Thousands)

	December 31
	2014		2013
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Assets
Cash and cash equivalents	$41,069	$41,069	$42,293	$42,293
Restricted cash	164	164	173	173
Short-term investments	21,481	21,481	33,606	33,606
Long-term investments in available-for-sale securities	-	-	1,284	1,284

The carrying amounts of cash and cash equivalents and restricted cash reported in the consolidated balance sheets approximate their estimated fair values.  The fair values of short-term investments and long-term investments in available-for-sale securities are based on quoted market prices.

Long-term investments, except for investments in available-for-sale securities, are in privately-held companies where there is no readily determinable market value and are recorded using the cost method.  Since they entail an unreasonable high cost to obtain verifiable fair values, fair value is not presented.  The Company periodically evaluates these investments for impairment.  If it is determined that an other-than-temporary decline has occurred in the carrying value, an impairment loss is recorded in the period of decline in value.